UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST - VIP MULTI-MANAGER ALTERNATIVES FUND

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
VIP Multi-Manager Alternatives Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VIP MULTI-MANAGER ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number of Shares					Value
COMMON STOCKS: 11.5%
	Basic Materials: 1.0%
	600	Buckeye Technologies, Inc. *				$ 7,848
	1,895	Eurasian Natural Resources Corp. PLC (GBP) #				34,241
	800	Ferro Corp. *				7,032
	1,400	ICO, Inc.				11,312
	400		Methanex Corp.			9,724
	500	Northgate Minerals Corp. *				1,500
	400		PH Glatfelter Co.			5,796
						77,453

	Communications: 0.5%
	500		Comcast Corp.			9,410
	400		Courier Corp.			6,604
	300	Entercom Communications Corp. *				3,567
	300	Fisher Communications, Inc. *				4,230
	900		LIN TV Corp. *			5,175
	1,200		RF Micro Devices, Inc. *			5,976
						34,962

	Consumer, Cyclical: 1.9%
	900	American Eagle Outfitters, Inc.				16,668
	14,990	Ford Motor Co. Warrants ($9.20, expiring 1/1/13) *				72,552
	53,850	SJM Holdings Ltd. (HKD) #				35,545
	1,100	The Timberland Co. (Class A) *				23,474
						148,239

Consumer, Non-cyclical: 1.4%
	1,200		Cambrex Corp. *			4,860
	300		CRA International, Inc. *			6,876
	4,800	Great Lakes Dredge & Dock Corp.				25,200
	500	Merit Medical Systems, Inc. *				7,625
	600	Pharmaceutical Product Development, Inc.				14,250
	700		Sara Lee Corp.			9,751
	300		Seneca Foods Corp. *			8,736
	5,780	Tsingtao Brewery Co. Ltd. (HKD) #				29,059
						106,357

	Diversified: 0.4%
	2,600	Swire Pacific Ltd. (HKD) #				31,251

Energy: 0.4%
	200		Cabot Oil & Gas Corp.			7,360
	400	Comstock Resources, Inc. *				12,720
	600	International Coal Group, Inc. *				2,742
	200	Unit Corp. *				8,456
						31,278

	Financial: 1.6%
	4,000	Henderson Land Development Co. Ltd. (HKD) #				28,118
	1,500		Ocwen Financial Corp. *			16,635
	900	The Hanover Insurance Group, Inc.				39,249
	44,583	Tisco Financial Group PCL (THB) #				37,180
						121,182

	Industrial: 1.9%
	400		Clean Harbors, Inc. *			22,224
	1,600		EnergySolutions, Inc.			10,288
	1,800		Furmanite Corp. *			9,342
	2,714	Globaltrans Investment PLC Reg S (GDR) #				35,209
	800		Marten Transport Ltd. *			15,768
	46,000	Pacific Basin Shipping Ltd. (HKD) #				36,511
	1,200	PowerSecure International, Inc. *				9,456
	500		SunPower Corp. *			8,370
						147,168

	Technology: 2.4%
	1,600		Actel Corp. *			22,160
	1,200	Ciber, Inc. *				4,488
	47,379		CSE Global Ltd. (SGD) #			33,506
	1,100	Fairchild Semiconductor International, Inc. *				11,715
	500		Formfactor, Inc. *			8,880
	1,100	Mattson Technology, Inc. *				5,082
	600	Pericom Semiconductor Corp. *				6,426
	50	Samsung Electronics Co. Ltd. (KRW) #				36,150
	3,600	Seachange International, Inc. *				25,848
	600		Seagate Technology *			10,956
	700	Standard Microsystems Corp. *				16,296
	300		Xyratex Ltd. *			5,079
						186,586
	Total Common Stocks
	(Cost: $834,759)(a)					884,476

	Number of Shares
CLOSED-END FUNDS: 1.4%
	8,092		ING Prime Rate Trust			50,818
	10,622	Van Kampen Senior Income Trust				54,172
	Total Closed-End Funds
	(Cost: $55,603)(a)					104,990

	Principal Amount
CORPORATE BONDS: 8.2%
	20,000	ArvinMeritor, Inc. 8.75%, 3/1/12				21,500
	45,000	Blockbuster, Inc. 11.75%, 10/1/14 R				33,413
	51,000	Broadview Networks Holdings, Inc. 11.38%, 9/1/12				49,853
	55,000	Circus & Eldorado Joint Venture 10.13%, 3/1/12				48,125
	75,000	Global Crossing UK Finance PLC 10.75%, 12/15/14				79,125
	75,000	GMAC, Inc. 1.77%, 3/15/11				72,469
	45,000	Harvest Operations Corp. (CAD) 7.50%, 5/31/15				44,821
	10,000	LDK Solar Co. Ltd. 4.75%, 4/15/13				8,450
	29,000	LeCroy Corp. 4.00%, 10/15/26				27,079
	50,000	MGM Mirage 8.38%, 2/1/11				50,125
	35,000	Primus Telecommunications Group, Inc. 14.25%, 5/20/13				34,300
	55,000	Satelites Mexicanos, S.A. de C.V. 9.04%, 11/30/11				51,975
	20,000	Trico Shipping A.S. 11.88%, 11/1/14 R				19,200
	50,000	Verso Paper Holdings LLC 11.50%, 7/1/14 R				54,250
	35,000	Zions Bancorporation 6.00%, 9/15/15				32,236
	Total Corporate Bonds
	(Cost: $626,295)(a)					626,921

	Number of Shares
EXCHANGE TRADED FUNDS: 4.1%
	2,823	iShares MSCI Emerging Markets Index Fund				118,905
	1,780	Market Vectors - Gold Miners ETF (b)				79,050
	2,505		Powershares QQQ			120,691
Total Exchange Traded Funds
	(Cost: $284,424)(a)					318,646

	OPEN-END FUNDS: 47.1%
	3,496	AC - Statistical Value Market Neutral 12 Vol Fund * #				442,292
	4,330	AC - Statistical Value Market Neutral 7 Vol Fund * #				491,102
	45,888	Loomis Sayles Bond Fund				633,251
	88,989	TFS Market Neutral Fund *				1,380,215
	50,649		The Arbitrage Fund			662,994
	Total Open-End Funds
	(Cost: $3,440,908)(a)					3,609,854

OPTIONS PURCHASED: 0.1%
	5	A Schulman, Inc. Put ($25, expiring 04/17/10) *				475
	2	Acuity Brands, Inc. Put ($40, expiring 04/17/10) *				54
	8	AZZ, Inc. Put ($30, expiring 04/17/10) *				120
	1	CurrencyShares Japanese Yen Trust Put ($105, expiring 05/22/10) *				135
	2	iShares Cohen & Steers Realty Majors Index Fund Put ($53, expiring 04/17/10) *				30
	2	iShares Cohen & Steers Realty Majors Index Fund Put ($56, expiring 04/17/10) *				120
	2	iShares Dow Jones Transportation Average Index Fund Put ($77, expiring 04/17/10) *				105
	3	iShares Russell 2000 Index Fund Put ($64, expiring 04/17/10) *				72
	1	iShares Russell 2000 Index Fund Put ($66, expiring 05/22/10) *				145
	2	iShares Russell 2000 Index Fund Put ($67, expiring 04/17/10) *				160
	2	iShares Russell Microcap Index Fund Put ($41, expiring 04/17/10) *				40
	2	iShares Russell Microcap Index Fund Put ($42, expiring 04/17/10) *				85
	2	JPMorgan Chase & Co. Put ($40, expiring 04/17/10) *				24
	40	LDK Solar Co. Ltd. Put ($4, expiring 01/22/11) *				3,000
	2	Materials Select Sector SPDR Fund Put ($32, expiring 05/22/10) *				103
	3	Nordic American Tanker Shipping Put ($29, expiring 04/17/10) *				45
	4	Semiconductor HOLDRs Trust Put ($26, expiring 04/17/10) *				44
	2	Semiconductor HOLDRs Trust Put ($28, expiring 04/17/10) *				134
	2	SPDR Barclays Capital High Yield Bond ETF Put ($38, expiring 04/17/10) *				20
	2	SPDR Barclays Capital High Yield Bond ETF Put ($39, expiring 05/22/10) *				160
	4	SPDR KBW Regional Banking ETF Put ($24, expiring 04/17/10) *				20
	2	SPDR KBW Regional Banking ETF Put ($26, expiring 05/22/10) *				170
	1	SPDR S&P MidCap 400 ETF Trust Put ($140, expiring 05/22/10) *				275
	2	SPDR S&P Oil & Gas Exploration & Production ETF Put ($42, expiring 04/17/10) *				170
	2	SPDR S&P Retail ETF Put ($40, expiring 04/17/10) *				64
	Total Options Purchased
(Cost: $8,549)						5,770

MONEY MARKET FUND: 31.4%
	(Cost: $2,402,193)
	2,402,193	AIM Treasury Portfolio - Institutional Class				2,402,193

	Total Investments: 103.8%
	(Cost: $7,652,731)					7,952,850
Liabilities in excess of other assets: (3.8)%						(293,021)
	NET ASSETS: 100.0%					$ 7,659,829

SECURITIES SOLD SHORT: (14.4)%
COMMON STOCKS: (7.3)%
	Basic Materials: (0.3)%
	(260)		A Schulman, Inc.			$ (6,362)
	(75)	Freeport-McMoRan Copper & Gold, Inc.				(6,266)
	(300)		Valspar Corp.			(8,844)
	(200)	Zep, Inc.				(4,376)
						(25,848)

	Consumer, Cyclical: (3.4)%
	(300)	Beacon Roofing Supply, Inc. *				(5,739)
	(100)		Darden Restaurants, Inc.			(4,454)
	(9,676)		Ford Motor Co. *			(121,627)
	(828)		J Crew Group, Inc. *			(38,005)
	(200)	Marriott International, Inc.				(6,304)
	(200)	Royal Caribbean Cruises Ltd. *				(6,598)
	(400)		Ruby Tuesday, Inc. *			(4,228)
	(700)		Texas Roadhouse, Inc. *			(9,723)
	(300)	The Cheesecake Factory, Inc. *				(8,118)
	(100)		The Dress Barn, Inc. *			(2,616)
	(1,125)	The Men's Wearhouse, Inc.				(26,933)
	(400)	Winnebago Industries, Inc. *				(5,844)
	(100)		WW Grainger, Inc.			(10,812)
	(200)		Yum! Brands, Inc.			(7,666)
						(258,667)

Consumer, Non-cyclical: (0.1)%
	(300)	Luxottica Group S.p.A. (ADR)				(8,034)

	Energy: (0.1)%
	(100)		Peabody Energy Corp.			(4,570)

	Financial: (1.3)%
	(8,500)	Allied Irish Banks PLC (ADR) *				(27,370)
	(9,100)	National Bank of Greece S.A. (ADR)				(36,946)
	(200)		Regency Centers Corp.			(7,494)
	(1,370)		Zions Bancorporation			(29,893)
						(101,703)

	Industrial: (2.1)%
	(200)	AAON, Inc.				(4,524)
	(200)		AMETEK, Inc.			(8,292)
	(200)	Armstrong World Industries, Inc. *				(7,262)
	(200)		Baldor Electric Co.			(7,480)
	(600)	Comfort Systems USA, Inc. *				(7,494)
	(200)	EnerSys *				(4,932)
	(100)		Gardner Denver, Inc.			(4,404)
	(200)		Ingersoll-Rand PLC			(6,974)
	(300)		Kennametal, Inc.			(8,436)
	(300)	Lennox International, Inc.				(13,296)
	(600)	Masco Corp.				(9,312)
	(200)		Middleby Corp. *			(11,518)
	(100)		Nordson Corp.			(6,792)
	(400)		Owens Corning *			(10,176)
	(100)		Regal-Beloit Corp.			(5,941)
	(200)		Sun Hydraulics Corp.			(5,196)
	(200)		Thomas & Betts Corp. *			(7,848)
	(200)	Timken Co.				(6,002)
	(100)		Valmont Industries, Inc.			(8,283)
	(200)		Wabtec Corp.			(8,424)
	(200)	Watts Water Technologies, Inc.				(6,212)
						(158,798)

Total Common Stocks Sold Short
	(Proceeds: ($542,340))					(557,620)

CORPORATE BONDS: (1.9)%
	(27,000)	Blockbuster, Inc. 9.00%, 9/1/12				(5,603)
	(50,000)	SanDisk Corp. 1.00%, 5/15/13				(43,438)
	(15,000)	Trico Marine Services, Inc. 3.00%, 1/15/27				(5,513)
	(5,000)	Trico Marine Services, Inc. 8.13%, 2/1/13				(3,538)
	(30,000)	Verso Paper Holdings LLC 4.09%, 8/1/14				(25,725)
	(10,000)	Verso Paper Holdings LLC 11.38%, 8/1/16				(8,775)
	(46,000)	Vulcan Materials Co. 7.00%, 6/15/18				(50,331)
Total Corporate Bonds Sold Short
	(Proceeds: ($142,089))					(142,923)

EXCHANGE TRADED FUND: (5.2)%
	(Proceeds: ($386,602))
	(3,400)		SPDR Trust, Series 1			(397,800)

	Total Securities Sold Short
	(Proceeds: ($1,071,031))					$ (1,098,343)

COVERED OPTIONS WRITTEN: (0.0)%
	(10)	CBOE Index Call ($27.50, expiring 05/19/10) *				(850)
	(10)	SPDR S&P 500 ETF Trust Call ($120, expiring 05/22/10) *				(1,400)
	(2)	Tiffany & Co. Call ($49, expiring 04/17/10) *				(80)
	(2)	Tiffany & Co. Call ($50, expiring 04/17/10) *				(40)
	(2)	Xyratex Ltd. Call ($17.50, expiring 04/17/10) *				(150)
Total Covered Options Written
(Premiums received: ($3,110))						(2,520)

	Number of Contracts				Aggregate Value of Contracts	Unrealized Appreciation
FUTURES CONTRACTS: 9.1%
	6	10 Year Treasury Note June 10 *			$ 697,500	$ 2,921

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KRW	Korean Won
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $1,270,164, which represents 16.6% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $123,303, or 1.6% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Securities segregated for securities sold short and futures contracts with a market value of $5,544,887.
(b)
Affiliated issuer - as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the distributor and investment manager of the Market Vectors ETF Trust). A summary of the Fund's transactions in securities of affiliates for the period ended March 31, 2010 is set forth below:

Affiliates		Market Value 12/31/09	Purchases	Sales Proceeds	Gain (Loss)	Market Value 3/31/10
Market Vectors Agribusiness ETF		$ 45,323	$ -	$ 49,544	$ 13,815	$ -
Market Vectors Gold Miners ETF		-	81,220	-	-	79,050
Market Vectors Nuclear Energy ETF		18,128	-	16,967	(1,860)	-
		$ 63,451	$ 81,220	$ 66,511	$ 11,955	$ 79,050

The aggregate cost of investments owned for Federal income tax purposes is $8,023,221 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation						$ 329,143
Gross Unrealized Depreciation						(399,514)
	Net Unrealized Depreciation					$ (70,371)

Restricted securities held by the Fund are as follows:
		Acquisition	Principal	Acquisition		% of
Security		Date	Amount	Cost	Value	Net Assets
Blockbuster, Inc. 11.75%, 10/1/14		2/17/2010	45,000	$ 32,393	$ 49,853	0.6%
Trico Shipping A.S. 11.88%, 11/1/14		3/17/2010	20,000	19,304	19,200	0.3
Verso Paper Holdings LLC 11.50%, 7/1/14		3/24/2010	50,000	54,483	54,250	0.7
				$ 106,180	$ 123,303	1.6%

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:
				Level 2	Level 3
			Level 1	Significant	Significant
			Quoted Prices	Observable Inputs	Unobservable Inputs	Total
	Long Positions
	Common Stocks:
	Basic Materials		$ 43,212	$ 34,241	$ -	$ 77,453
	Communications		34,962	-	-	34,962
	Consumer, Cyclical		112,694	35,545	-	148,239
	Consumer, Non-cyclical		77,298	29,059	-	106,357
Diversified			-	31,251	-	31,251
Energy			31,278	-	-	31,278
Financial			55,884	65,298	-	121,182
Industrial			75,448	71,720	-	147,168
Technology			116,930	69,656	-	186,586
	Closed End Funds		104,990	-	-	104,990
	Corporate Bonds		626,921	-	-	626,921
	Exchange Traded Funds		318,646	-	-	318,646
	Open End Funds		2,676,460	933,394	-	3,609,854
	Options Purchased		5,770	-	-	5,770
	Money Market Fund		2,402,193	-	-	2,402,193
Total			$6,682,686	$ 1,270,164	$ -	$7,952,850

				Level 2	Level 3
			Level 1	Significant	Significant
			Quoted Prices	Observable Inputs	Unobservable Inputs	Total
	Short Positions*		$ (1,098,343)	$ -	$ -	$ (1,098,343)

Other financial instruments, net**			$ 401	$ -	$ -	$ 401

* See Schedule of Investments for security type and industry sector breakouts
** Other financial instruments include futures contracts and written options.

See Note to Schedule of Investments

VIP Multi-Manager Alternatives Fund
Note to Schedule of Investments
March 31, 2010 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.
In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 ITEM 2. Controls and Procedures.
(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days   of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under   the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VIP Multi-Manager Alternatives Fund
By /s/ Bruce J. Smith, Chief Financial Officer, VIP Multi-Manager Alternatives Fund

Date: May 31, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. Van Eck, Chief Executive Officer, VIP Multi-Manager Alternatives Fund
Date: May 31, 2010

By /s/ Bruce J. Smith, Chief Financial Officer, VIP Multi-Manager Alternatives Fund

Date: May 31, 2010